Note 1 - Business and Basis of Presentation	12 Months Ended
Dec. 31, 2012
Business Description and Basis of Presentation [Text Block]
1.	BUSINESS AND BASIS OF PRESENTATION

Basis of Presentation:   Gentium S.p.A. (“Gentium,” the “Company,” “we,” or “our”) is a biopharmaceutical company focused on the development and manufacture of our primary product candidate, defibrotide, an investigational drug based on a mixture of single- and double-stranded DNA extracted from pig intestines.  Our development of defibrotide has been focused on the treatment and prevention of a disease called hepatic veno-occlusive disease, or VOD, a condition that occurs when veins in the liver are blocked as a result of cancer treatments, such as chemotherapy or radiation, that are administered prior to stem cell transplantation.  Severe VOD is the most extreme form of VOD and is linked to multiple-organ failure and high rates of morbidity and mortality.

Defibrotide  for the treatment and prevention of VOD has been given “orphan” status by the U.S. Food and Drug Administration, or FDA, and the European Medicines Agency, or EMA, which means that we will have limited market exclusivity upon regulatory approval.  Defibrotide for the treatment and prevention of VOD has also been granted “orphan” status by the Korean Food and Drug Administration, or KFDA.  In addition, defibrotide has been granted “fast-track product” designation by the FDA for the treatment of severe VOD prior to stem cell transplantation.  To the best of our knowledge, there are no FDA or EMA approved treatments for this life-threatening disease.

We have completed two clinical trials, a Phase III trial of defibrotide for the treatment of severe VOD with multiple organ failure in the U.S., Canada and Israel and a Phase II/III pediatric trial in Europe for the prevention of VOD.  We also have an ongoing study for the treatment of VOD through our Investigational New Drug, or IND, protocol.  While we have not yet obtained regulatory approval to market defibrotide, we are permitted to distribute defibrotide on a pre-approval basis througout the U.S. pursuant to our IND protocol, which we refer to as our cost recovery program, and throughout the rest of the world on a named patient basis, which we refer to as our named-patient program, or NPP. We expect to collect additional usage tolerability and safety data from patients of our cost recovery and named-patient programs to support our regulatory filings.

On May 10, 2011, we announced the filing of our MAA under a centralized procedure with the EMA for defibrotide for the treatment and prevention of VOD in adults and children.  On March 21, 2013, the EMA announced its decision to deny the approval of our MAA.  We plan to appeal this decision and explore all possible options, including conducting additional clinical studies, with respect to obtaining regulatory approval from the EMA for defibrotide.

On July 6, 2011, we announced the filing of our NDA with the FDA for defibrotide for the treatment of VOD in adults and children undergoing hematopoietic stem cell transplantation.  On August 17, 2011, we announced our voluntary withdrawal of our NDA following correspondence from the FDA identifying several potential “Refuse to File” issues regarding, among other things, the completeness and accuracy of our datasets. We have been working with contract research organizations, or CROs, and consultants to address the issues raised by the FDA and plan to resubmit our NDA in 2013.

We have entered into a license and supply agreement with Sigma-Tau Pharmaceuticals, Inc., or Sigma-Tau (as assignee of Sigma-Tau Industrie Farmaceutiche Riunite S.p.A.) to commercialize defibrotide for the treatment and prevention of VOD in the Americas upon FDA approval, if any.  Pursuant to the terms of this license agreement, between 2001 and 2010, we received US$ 11.35 million in milestone payments.  We are entitled to an additional payment of US$ 6 million following regulatory approval from the FDA to market defibrotide in the U.S., and a further US$ 2 million payment following the transfer of the approved NDA to Sigma-Tau.  In addition, in connection with such agreement, Sigma-Tau has agreed to reimburse us with certain costs associated with the development of defibrotide. We continue to work with Sigma-Tau on our U.S. regulatory strategy.

In August 2011, we formed a wholly-owned subsidiary, Gentium GmbH, organized under the laws of Switzerland, as headquarters for our commercial operations.  We have entered into license and/or supply and distribution agreements with specialized regional partners to distribute debibrotide, including on a named-patient basis, in the following territories: the Asian Pacific, the Middle East and North Africa, Europe, the Nordics and Baltics, Turkey, Israel and the Palestinian Authority.  Certain of these regional partners have also agreed to assist us with local registration, marketing authorization, reimbursement, marketing, sales and distribution and medical affairs activities following regulatory approval, if any. We plan to distribute defibrotide in major European countries upon regulatory approval, if any, on our own.

We have a manufacturing plant in Italy where we produce active pharmaceutical ingredients, or APIs, such as the defibrotide compound, urokinase, sodium heparin and sulglicotide.  These APIs are subsequently used to make the finished forms of various drugs. With respect to defibrotide, we have contracted with Patheon S.p.A. to process the defibrotide compound into its finished form at Patheon’s manufacturing facility.  We believe that we are the sole worldwide producer of defibrotide.  Our operating assets are located in Italy.

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America. These consolidated financial statements are denominated in the currency of the European Monetary Union (the Euro or €).  Unless otherwise indicated, all amounts are reported in thousands of Euro or US$, except share and per share data.

The accompanying consolidated financial statements have been prepared on the assumption that we will continue as a going concern, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business for the twelve-month period following the date of the balance sheet. Through December 31, 2012, the Company had accumulated losses of approximately €92.07 million. We have been cash flow positive since 2010, primarily due to an upfront payment from Sigma-Tau Pharmaceuticals, Inc. in connection with the expansion of the license for defibrotide in the Americas, and revenue and cash-flow generated from the cost recovery and named-patient programs.  However, if we are unable to obtain regulatory approval to commercialize defibrotide, unable to generate sufficient revenue and cash-flow through our cost recovery and named-patient programs, or if we increase expenditures above our current expectations, we may need to obtain additional capital through equity or debt financing, loans and collaborative agreements with corporate partners, and which may not be available to us on favorable terms, if at all.

Management performed an evaluation of the Company’s activities through the date of filing of this annual report on Form 20-F, and has concluded that there are no subsequent events requiring disclosure through that date.

Certain reclassifications of prior year amounts have been made to conform to the current year presentation in Note 12 related to the prior year presentation of certain income tax information included in the Company's reconciliation of income tax.